UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 1999
                                              ----------------------------------

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Mills Value Adviser, Inc.
         -------------------------------------------------
Address:      707 East Main Street
         -------------------------------------------------
              Richmond, Virginia  23219
         -------------------------------------------------

         -------------------------------------------------

Form 13F File Number:    28- 7718
                            -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Bradley A. Brown
         -------------------------------------------------
Title:        Vice President
         -------------------------------------------------
Phone:        (804) 344-3532
         -------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Bradley A. Brown             Richmond, Virginia         November 12, 1999
--------------------------------------------------------------------------------
[Signature]                        [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               0
                                                   -----------------------------
Form 13F Information Table Entry Total:                         38
                                                   -----------------------------
Form 13F Information Table Value Total
(thousands):                                                $73,931.90
                                                   -----------------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                               Item 2       Item 3       Item 4            Item 5        Item 6    Item 7    Item 8
                Item 1                         ------       ------       ------            ------        ------    ------    ------
                ------                        Title of      CUSIP        Market        Amount and Type Investment  Other     Voting
            Name of Issuer                     Class        Number       Value          of Security    Discretion Managers Authority
Aflac. Inc.                                      cs        001055102    418,750.000     10,000.000  SH    sole      n/a       none
Aladdin Knowledge Systems                        cs        M0392N101 16,137,271.330  2,032,914.000  SH    sole      n/a      10,000
Approved Mortgage Corp.                          cs        038327102    148,129.800    189,910.000  SH    sole      n/a       none
Bear Stearns Companies, Inc.                     cs        073902108    590,553.720     15,363.000  SH    sole      n/a       none
CitiGroup Corp.                                  cs        172967101    805,200.000     18,300.000  SH    sole      n/a       none
Commonwealth Biotechnologies, Inc.               cs        202739108    870,628.500    193,473.000  SH    sole      n/a       none
EntreMed, Inc.                                   cs        29382F103 15,315,804.500    712,363.000  SH    sole      n/a      10,000
First Union Corp.                                cs        337358105    254,683.000      7,150.000  SH    sole      n/a       none
Future Shop Corp                                 cs        360913107     94,462.000     14,600.000  SH    sole      n/a       none
GTE Corp.                                        cs        362320103    269,045.000      3,500.000  SH    sole      n/a       none
General Electric Co.                             cs        369604103  1,120,392.000      9,450.000  SH    sole      n/a       none
Hersha Hospitality Trust, Inc.                   cs; REIT  427825104  1,085,535.000    217,107.000  SH    sole      n/a       none
Honda Motor Co. Ltd.                             cs; ADR   438128308    818,100.000     10,000.000  SH    sole      n/a       none
Humphrey Hospitality Trust                       cs; REIT  445467103  1,587,365.519    230,889.530  SH    sole      n/a       none
Independent Property Operators of America, LLC   LLC Units    N/A    10,849,891.500        390.600  SH    sole      n/a        14
Koger Equity, Inc.                               cs        500228101    224,000.000     14,000.000  SH    sole      n/a       none
LCC International, Inc.                          cs        501810105    199,980.000     33,000.000  SH    sole      n/a       none
Lucent Technologies, Inc.                        cs        549463107    276,086.720      4,256.000  SH    sole      n/a       none
Matsushita Electric                              cs; ADR   576879209    418,000.000      2,000.000  SH    sole      n/a       none
Midwest Express Holdings                         cs        597911106    308,518.200     11,780.000  SH    sole      n/a       none
Pimco Advisors Holding LP                        cs        69338P102    339,822.000     10,788.000  SH    sole      n/a       none
Sony Corp. - ADR New                             cs; ADR   835699307  1,500,600.000     10,000.000  SH    sole      n/a       none
Telecominicaoes Brasileiras SA Telebras HLD      cs; ADR   879287308  1,485,000.000     20,000.000  SH    sole      n/a       none
Virginia Gas Company                             cs        927814103  3,152,228.520    800,058.000  SH    sole      n/a       none
Vodafone Group PLC                               cs; ADR    9285T107    356,625.000      1,500.000  SH    sole      n/a       none
Warner Lambert Co.                               cs        934488107    584,056.000      8,800.000  SH    sole      n/a       none
World Acceptance Corp.                           cs        981419104 10,957,800.000  2,087,200.000  SH    sole      n/a       none
Franklin Virginia Tax Free Income Fund           mf; cl A  354723769    211,925.060     18,938.790  SH    sole      n/a       none
MFS Virginia Municipal Bond Fund                 mf; cl A  552987505    140,534.954     12,764.301  SH    sole      n/a       none
Oppenheimer Strategic Income Fund                mf; cl B  68380K201     48,560.915     11,189.151  SH    sole      n/a       none
AutoInfo, Inc. Sub. Prom. Note 10%12/31/07       cb           N/A                 -  4,560,000.000 PRN    sole      n/a       none
AutoInfo, Inc. Jr. Sub. Prom. Note 10%12/31/07   cb           N/A                 -  1,710,000.000 PRN    sole      n/a       none
Strips-TINT due 11/15/11                         gb        912833JX9     94,158.240    204,000.000  SH    sole      n/a       none
EntreMed, Inc. Series 1 Warrants                 wr           N/A     1,903,493.970    127,777.000  SH    sole      n/a       none
EntreMed, Inc. Series 2 Warrants                 wr           N/A     1,362,741.700    127,777.000  SH    sole      n/a       none
                                                                     -------------- --------------
                                                                     73,929,943.148 13,441,238.372

cs = common stock
REIT = real estate investment trust
ADR = American Depository Receipt
mf = mutual fund
cb = corporate bond
mb = municipal bond
gb = government bond
mmf = money market fund
wr = warrants